Share Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of non-vested options and stock appreciation rights
Non-vested at beginning of year, shares	300,074	2,310,000	215,000
Granted, shares	40,305	253,930	4,168,181
Vested, shares	(185,330)	(2,263,856)	(2,048,181)
Forfeited, shares	0		(25,000)
Non-vested at end of year, shares	155,049	300,074	2,310,000
Non Vested Options And Stock Appreciation Right [Member]
Summary of non-vested options and stock appreciation rights
Non-vested at beginning of year, shares	5,215,532	2,340,250	432,500
Granted, shares	5,601,792	5,892,332	6,107,000
Vested, shares	(4,832,417)	(2,964,500)	(4,174,250)
Forfeited, shares	(334,125)	(52,550)	(25,000)
Non-vested at end of year, shares	5,650,782	5,215,532	2,340,250